Income Tax - Changes in valuation allowances (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax - Changes In Valuation Allowances Details 5
Credited / (charged) to income tax expense	$ 3,606	$ 153	$ (84)